SUBSEQUENT EVENTS (Details) - ConnectM Before Business Combination - Related Party - USD ($)	Mar. 10, 2024	Feb. 10, 2024	Jan. 30, 2024	Jan. 08, 2024	Jan. 04, 2024	Dec. 11, 2023	Nov. 09, 2023	Aug. 11, 2023	May 09, 2023
Monterey Capital Acquisition Corporation
SUBSEQUENT EVENTS
Additional extension period of time to consummate business combination						1 month	1 month	3 months	3 months
Amount deposited to extend the period of time to consummate business combination						$ 325,716	$ 325,715	$ 920,000	$ 920,000
SUBSEQUENT EVENTS | Libertas Funding, LLC
SUBSEQUENT EVENTS
Amount of future receipts sold and assigned			$ 2,600,000		$ 451,500
Net cash proceeds			2,077,011		343,000
Minimum weekly sale receipts agreed to pay until future receipts have been collected			$ 51,587		$ 8,958
Term of agreement			1 year		1 year
SUBSEQUENT EVENTS | Monterey Capital Acquisition Corporation
SUBSEQUENT EVENTS
Additional extension period of time to consummate business combination	1 month	1 month		1 month
Amount deposited to extend the period of time to consummate business combination	$ 325,715	$ 325,715		$ 325,715